Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been omitted if they substantially duplicate the disclosures contained in the Company’s annual audited consolidated financial statements pursuant to such rules and regulations.	Basis of presentation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of OppFi Inc. and OppFi-LLC with its wholly-owned subsidiaries (collectively, the “OppFi Subsidiaries”) as of December 31, 2021. In the opinion of the
Company’s management, the consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for the fair statement of the results and financial position for the periods presented.

The Business Combination was accounted for as a reverse recapitalization in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations. Under this method, FGNA was treated as the “acquired” company, and OppFi-LLC, as the accounting acquirer, was assumed to have issued equity for the net assets of FGNA, accompanied by a recapitalization.

Principles of consolidation	These unaudited consolidated financial statements and related notes should be read in conjunction with the Company’s audited consolidated financial statements and the related notes as of and for the year ended December 31, 2021 beginning on Page F-2. In the opinion of the Company’s management, these unaudited consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for the fair statement of the results and financial position for the periods presented. All intercompany transactions and balances have been eliminated in consolidation. The results of operations for the three months ended March 31, 2022 are not necessarily indicative of the results of operations that may be expected for the full year ending December 31, 2022.
Principles of consolidation: The consolidated financial statements include the accounts of the above named entities. Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, Opportunity Funding SPE VI, LLC, Opportunity Funding SPE VII, LLC and SalaryTap Funding SPE, LLC are special purpose entities holding finance receivables secured by lenders under a credit or preferred return agreement.

OppFi has identified Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, Opportunity Funding SPE VI, LLC, Opportunity Funding SPE VII, LLC and SalaryTap Funding SPE, LLC as VIEs. OppFi-LLC is the sole equity member of all of the aforementioned entities, except for SalaryTap Funding SPE, LLC. SalaryTap, LLC is the sole equity member of SalaryTap Funding SPE, LLC. The Company directs the activities of the VIEs that most significantly impact economic performance. Additionally, the Company has the obligation to absorb losses of the VIEs that could potentially be significant. As the primary beneficiary of the VIEs, the Company has consolidated the financial statements of the VIEs. All significant intercompany transactions and balances have been eliminated in consolidation.

Segments	Segments: Segments are defined as components of an enterprise for which discrete financial information is available and evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. OppFi’s Chief Executive Officer and Chief Financial Officer are collectively considered to be the CODM. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s operations constitute a single reportable segment.	Segments: Segments are defined as components of an enterprise for which discrete financial information is available and evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. OppFi’s Chief Executive Officer and Chief Financial Officer are collectively considered to be the CODM. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s operations constitute a single reportable segment.
Use of estimates
Use of estimates: The preparation of the unaudited consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions, including those impacted by COVID-19, that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

The judgements, assumptions, and estimates used by management are based on historical experience, management’s experience and qualitative factors. The areas subject to significant estimation techniques are the determination of fair value of installment finance receivables and warrants, the adequacy of the allowance for credit losses on finance receivables, operating lease right of use asset, operating lease liability, valuation allowance of deferred tax assets, stock-based compensation expense and income tax provision. For the aforementioned estimates, it is reasonably possible the recorded amounts or related disclosures could significantly change in the near future as new information is available.

Use of estimates: The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions, including those impacted by COVID-19, that affect the reported amounts of assets, liabilities and operations and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

The judgements, assumptions, and estimates used by management are based on historical experience, management’s experience and qualitative factors. The areas subject to significant estimation techniques are the determination of fair value of installment finance receivables and warrants, and the adequacy of the allowance for credit losses on finance receivables. For the aforementioned estimates, it is reasonably possible the recorded amounts or related disclosures could significantly change in the near future as new information is available.

Income recognition
Income recognition: The Company recognizes finance charges on installment, SalaryTap, and lines of credit contracts based on the interest method. Under this method, interest is earned over the lives of the installment, SalaryTap, and lines of credit finance receivables to produce constant rates of interest (yields). Fees for returned payments approximate the cost of services provided and are recognized as incurred, assuming collectability is reasonably assured.

For OppFi Card finance receivables, interest is earned as it becomes due and is charged to cardholder accounts. Card-related fees, with the exception of the annual fee, are recognized as incurred. Annual fee revenue is amortized straight-line over the course of 12 months.

The Company discontinues and reverses the accrual of interest income on installment and SalaryTap finance receivables at the earlier of 60 days past due based on a recency basis or 90 days past due based on a contractual basis. The Company discontinued and reversed the accrual of interest income on lines of credit finance receivables at 60 days past due based on a recency basis. The accrual of income is not resumed until the account is current on a recency or contractual basis, at which time management considers collectability to be probable.

Cash and cash equivalents		Cash: The Company classifies all cash accounts which are not subject to withdrawal restrictions or penalties as cash. All cash accounts are held in financially insured institutions, which may at times exceed federally insured limits. The Company has not experienced losses in such accounts. Management believes the Company’s exposure to credit risk is minimal for these accounts.
Restricted cash		Restricted cash: Restricted cash consists of the following: (1) cash required to be held on reserve by the Company’s vendors for purposes of loan processing or funding; (2) cash required to be held for the Company’s guaranty on finance receivables under the terms of the Credit Access Business and Credit Service Organization programs (collectively, the “CSO Program”); (3) cash required to be held in blocked accounts held by the VIEs; and (4) cash required to be held on deposit in connection with the bank partnership arrangements. All cash accounts are held in financially insured institutions, which may at times exceed federally insured limits. The Company has not experienced losses in such accounts. Management believes the Company’s exposure to credit risk is minimal for these accounts.
CSO arrangements
CSO arrangements: In Texas and Ohio, OppFi-LLC previously arranged for consumers to obtain finance receivable products from independent third-party lenders as part of the CSO Program. For the consumer finance receivable products originated by the third-party lenders under the CSO Program, the lenders were responsible for providing the criteria by which the consumer's application was underwritten and, if approved, determining the amount of the finance receivable. When a consumer executed an agreement with OppFi-LLC under the CSO Program, OppFi-LLC agreed, for a fee payable to OppFi-LLC by the consumer, to provide certain services to the consumer, one of which was to guarantee the consumer's obligation to repay the finance receivable obtained by the consumer from the third-party lender if the consumer failed to do so. The guarantees represented an obligation to purchase specific finance receivables that are delinquent, secured by a collateral account established in favor of the respective lenders.

On April 23, 2019, the Company discontinued the CSO Program in Ohio, and no new finance receivables were originated through this program after that date. As of December 31, 2021 and 2020, there were no finance receivables remaining under the CSO Program in Ohio.

On March 19, 2021, the Company discontinued the CSO Program in Texas. As of December 31, 2021, there were no finance receivables remaining under the CSO Program in Texas. As of December 31, 2020, finance receivables remaining under the CSO Program in Texas totaled $19.7 million.

As of December 31, 2020, the unpaid principal balance of off-balance sheet active finance receivables which were guaranteed by the Company was $19.7 million. Upon the election of the fair value option for installment loan finance receivables on January 1, 2021, the Company released the reserve for repurchase liabilities as the income rights and related losses were included in the valuation of finance receivables at fair value, which was included in the fair value adjustment to retained earnings. As of December 31, 2020, the Company recorded a reserve for repurchase liabilities of $4.2 million, which represents the liability for estimated losses on finance receivables guaranteed. The Company used a similar methodology for determining the reserve for repurchase liabilities as it does for calculating the allowance for credit losses on finance receivables.
Under the terms of the CSO Program, the Company was required to maintain a restricted cash balance equal to the guaranty, which was determined and settled on a weekly basis. On a daily basis, a receivable and/or payable was recorded to recognize the outstanding settlement balance. As of December 31, 2021, there were no restricted cash balance held in a federally insured bank account related to the CSO Program. As of December 31, 2020, the restricted cash balance held in a federally insured bank account related to the CSO Program was $3.1 million. As of December 31, 2021, there was no outstanding settlement balance related to the CSO Program. As of December 31, 2020, there was a payable balance of $0.8 million, related to settlement which was included in accrued expenses on the consolidated balance sheets.
Participation rights purchase obligation	Participation rights purchase obligations: OppFi-LLC has entered into bank partnership arrangements with certain banks insured by the FDIC. As part of these bank partnership arrangements, the banks have the ability to retain a percentage of the finance receivables they have originated, and OppFi-LLC’s participation rights are reduced by the percentage of the finance receivables retained by the banks. For the three months ended March 31, 2022 and 2021, finance receivables originated through the bank partnership arrangements totaled 94% and 74%, respectively. As of March 31, 2022 and December 31, 2021, the unpaid principal balance of finance receivables outstanding for purchase was $11.8 million and $9.5 million, respectively.
Participation rights purchase obligations: OppFi-LLC has entered into bank partnership arrangements with certain Banks insured by the FDIC. Under the terms and conditions of the bank partnership agreements, the Banks originate finance receivables based on criteria provided by OppFi-LLC. The issuing Bank earns interest during an initial hold period and owns the economic interest in the finance receivables. After the initial holding period, OppFi-LLC is committed to acquire participation rights in the economic interest in the finance receivables originated by the Banks, net of bank partnership retention, plus accrued interest (“Participation Rights”). OppFi-LLC also provides certain services for these receivables in its capacity of sub-servicer pursuant to the terms of the servicing agreement between the Bank and OppFi-LLC. To facilitate these relationships, OppFi-LLC formed OppWin, LLC, OppWin SalaryTap, LLC, and OppWin Card, LLC, which acquire the Participation Rights and sell these rights to certain of the other OppFi Subsidiaries, which in turn, pledge the Participation Rights to their respective lenders. The Company accounts for the Participation Rights as a finance receivable. As part of these bank partnership arrangements, the Banks have the ability to retain a percentage of the finance receivables they have originated, and OppFi-LLC’s Participation Rights are reduced by the percentage of the finance receivables retained by the Banks.

For the years ended December 31, 2021 and 2020, finance receivables originated through the bank partnership arrangements totaled 89% and 62%, respectively. As of December 31, 2021 and 2020, the unpaid principal balance of finance receivables outstanding for purchase was $9.5 million and $3.3 million, respectively.

Finance receivables
Finance receivables: Prior to January 1, 2021, finance receivables, which management has the intent and ability to hold for the foreseeable future or until maturity or payoff, were reported based on outstanding unpaid principal balance net of accrued interest and fees, unamortized loan origination costs and the allowance for credit losses.

On January 1, 2021, the Company elected the fair value option on its installment finance receivables upon adoption of ASU 2016-13. Accordingly, the related finance receivables are carried at fair value in the consolidated balance sheets and the changes in fair value are included in the consolidated statements of operations. To derive the fair value, the Company generally utilizes discounted cash flow analyses that factor in estimated losses and prepayments over the estimated duration of the underlying assets. Loss and prepayment assumptions are determined using historical loss data and include appropriate consideration of recent trends and anticipated future performance. Future cash flows are discounted using a rate of return that the Company believes a market participant would require. Accrued interest and fees are included in “Finance receivables at fair value” in the consolidated balance sheets. Interest income is included in “Interest and loan related income, net” in the consolidated statements of operations. The Company did not elect the fair value option on its SalaryTap and OppFi Card finance receivables as these products launched in November 2020 and August 2021, respectively, and inputs for fair value are not yet determined. Accordingly, the related finance receivables are carried at amortized cost, net of allowance for credit losses and unearned fees.
Loan origination costs		Loan origination costs: Direct costs incurred for the origination of finance receivables are deferred and amortized over the average life of the customer using the straight-line method. Prior to the election of the fair value option of its installment loans, direct costs incurred for the origination of these finance receivables included underwriting fees, employee salaries and benefits directly related to the origination of the loan and program fees. Loan origination costs also included direct costs incurred for directly acquiring a customer; these costs were deferred and amortized over the average life of the customer using the straight-line method. With the election of the fair value option, loan origination costs related to the origination of installment finance receivables recognized at fair value are expensed when incurred.
Allowance for credit losses on finance receivables
Allowance for credit losses on finance receivables: Prior to the adoption of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, on January 1, 2021, the Company used a static pool methodology for determining the adequacy of the allowance for credit losses on all finance receivables. Under the static pool methodology, a provision for credit losses on finance receivables was recorded when the allowance for credit losses was determined to be insufficient to absorb estimated losses. Such provisions were charged to income in amounts sufficient to maintain the allowance for losses on finance receivables at an adequate level. The allowance was an amount that management believed would be adequate to absorb estimated losses on existing finance receivables based on an evaluation of the collectability of the finance receivables and prior loss experience. This evaluation also took into consideration such factors as changes in the nature and volume of the finance receivable portfolio, overall portfolio quality and current economic conditions that may affect the borrower's ability to pay. While management used the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in any of the factors.

The Company’s charge-off policy is based on a review of delinquent finance receivables on a loan by loan basis. Finance receivables are charged off at the earlier of the time when accounts reach 90 days past due on a recency basis, when the Company receives notification of a customer bankruptcy, or is otherwise deemed uncollectible.

The allowance consists of quantitative and qualitative factors. The quantitative factors are based on historical charge-off experience. The qualitative factors are determined based on management’s assessment of internal and/or external influences on credit quality that are not fully reflected in the historical losses.

Finance receivables are considered small balance homogeneous receivables and are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual small balance homogeneous receivables for impairment disclosures, unless such receivables are the subject of a restructuring agreement.

Effective January 1, 2021, the Company adopted ASU 2016-13. The amendments in ASU 2016-13 replaced the Company’s incurred loss impairment methodology with the current expected credit losses (“CECL”) methodology. Under the CECL methodology, the Company determines the allowance for credit losses and records a provision for credit losses considering all anticipated credit losses over the remaining expected life of its SalaryTap and OppFi Card finance receivables. The Company uses competitive research and considers qualitative factors, such as changes to regulatory requirements, general economic conditions and other events impacting the credit quality of the portfolio for determining the anticipated credit loses of its SalaryTap and OppFi Card finance receivables. The Company will continue to leverage competitive research until sufficient Company performance data exists. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in any of the factors.
Delinquency		Delinquency: The Company determines the past due status on a recency basis, which is defined as the last time a qualifying payment is made on an account. Finance receivables are considered delinquent at 30 days or more past due. Prior to May 2020, a qualifying payment was considered to be 50% of the scheduled payment. In May 2020, the policy was changed to consider 90% of the scheduled payment as a qualifying payment.
Troubled debt restructurings	Troubled debt restructurings: As the terms of the receivables are typically not renegotiated and settlement offers are not typically made until after a receivable stops accruing interest income (up to 60 days delinquent), the only receivables considered to be impaired, or troubled debt restructurings, are: 1) those receivables where a settlement offer is made after receivables cease accruing interest, which may result in a modification of contractual terms, 2) the Company has received notification that a borrower is working with a third party to settle debt on his/her behalf and 3) customers who have entered into the Company’s short-term or long-term hardship programs. As of March 31, 2022 and December 31, 2021, management determined the balance of troubled debt restructuring receivables to be immaterial to the consolidated financial statements as a whole. As such, substantially all disclosures relating to impaired finance receivables, and troubled debt restructuring, have been omitted from these consolidated financial statements.	Troubled debt restructurings: As the terms of the receivables are typically not renegotiated and settlement offers are not typically made until after a receivable stops accruing interest income (up to 60 days delinquent), the only receivables considered to be impaired, or troubled debt restructurings, are: 1) those receivables where a settlement offer is made after receivables cease accruing interest, which may result in a modification of contractual terms, 2) the Company has received notification that a borrower is working with a third party to settle debt on his/her behalf and 3) customers who have entered into the Company’s short-term or long-term hardship programs. As of December 31, 2021 and December 31, 2020, management determined the balance of troubled debt restructuring receivables to be immaterial to the consolidated financial statements as a whole. As such, substantially all disclosures relating to impaired finance receivables, and troubled debt restructuring, have been omitted from these consolidated financial statements.
Property and equipment		Property and equipment: Furniture, equipment, and leasehold improvements are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization of furniture, equipment, and leasehold improvements are computed under both straight-line and accelerated methods for financial reporting and income tax purposes, based on the estimated useful lives of the assets which range from three to five years. Leasehold improvements are amortized over the shorter of the useful life of the assets or the term of the lease.
Capitalized technology	Capitalized technology: The Company capitalized software costs associated with application development totaling $3.8 million and $2.7 million for the three months ended March 31, 2022 and 2021, respectively. Amortization expense, which is included in depreciation and amortization on the consolidated statements of operations, totaled $3.0 million and $1.9 million for the three months ended March 31, 2022 and 2021, respectively.	Capitalized technology: Software development costs related to internal use software are incurred in three stages of development: the preliminary project stage, the application development stage, and the post-implementation stage. Costs incurred during the preliminary project and post-implementation stages are expensed as incurred. Costs incurred during the application development stage that meet the criteria for capitalization are capitalized and amortized, when the software is ready for its intended use, using the straight-line basis, over the estimated useful life of the software, which is generally two years. The Company capitalized software costs associated with application development totaling $13.7 million and $9.0 million for the years ended December 31, 2021 and 2020, respectively. Amortization expense, which is included in depreciation and amortization on the consolidated statements of operations, totaled $9.3 million, $6.0 million, and $3.8 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Debt issuance costs		Debt issuance costs: Debt issuance costs are capitalized and amortized based on the contractual terms of the related debt agreements using the interest method for fixed-term debt and the straight-line method for all other debt.
Transfer and servicing of financial assets		Transfer and servicing of financial assets: After a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. The transfers of assets for debt purposes have been accounted for as secured and senior borrowings and the related assets and borrowings are retained on the consolidated balance sheets and no gain or loss has been recognized in the consolidated statements of operations.
Stock-based compensation		Stock-based compensation: The Company established the OppFi Inc. 2021 Equity Incentive Plan (“Plan”), which provides for the grant of restricted stock unit awards, incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock units awards, performance units, performance shares, cash-based awards, and other stock-based awards to employees, non-employee directors, officers, and consultants. The Company measures stock-based compensation expense based on the fair value of awards as determined on the date of the grant. The Company recognizes stock-based compensation expense over the requisite service period. The Company accounts for forfeitures when they occur. The Company uses a Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the estimated fair value of stock options. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of stock options. The fair value of restricted stock units and performance stock units is estimated using the market price of the Company’s Class A Common Stock on the date of grant.
Earnings per share		Earnings per share: The Company calculates basic and diluted earnings per share attributable to common stockholders required for companies with participating securities. Basic earnings per share available to common stockholders is calculated by dividing the net income attributable to OppFi by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share available to common stockholders is computed by giving effect of potentially dilutive common stock equivalents outstanding during the period using the treasury stock method. In periods in which the Company reports a net loss available attributable to OppFi, diluted earnings per share available to common stockholders would be the same as basic earnings per share available to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Warrants		Warrants: Public Warrants, $11.50 Exercise Price Warrants, $15 Exercise Price Warrants, Private Placement Warrants and Underwriter Warrants do not meet the criteria for equity treatment, due to a provision in the warrant agreement governing such warrants (“Warrant Agreement”) related to certain tender or exchange offer provisions, each warrant must be recorded as a liability. Accordingly, the Company classifies each warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Public Warrants are valued at market price based on a quoted price in an active market. The Company utilizes a Monte Carlo simulation model to value the outstanding private placement warrants (“Private Placement Warrants”) issued in connection with FGNA’s initial public offering (“IPO”) at each reporting period.
Tax receivable agreement liability
Tax receivable agreement liability: In connection with the Business Combination, OppFi entered into the Tax Receivable Agreement ("TRA") with the Members and the Members’ Representative. The TRA provides for payment to the Members of 90% of the U.S. federal, state and local income tax savings realized by the Company as a result of the increases in tax basis and certain other tax benefits related to the transactions contemplated under the Business Combination Agreement and the exchange of Retained OppFi Units for Class A Common Stock or cash. OppFi-LLC will have in effect an election under Section 754 of the Internal Revenue Code effective for each taxable year in which an exchange of Retained OppFi Units occurs. The remaining 10% cash tax savings resulting from the basis adjustments will be retained by the Company.

In general, cash tax savings result in a year when the tax liability of the Company for the year, computed without regard to the deductions attributable to the amortization or depreciation of the basis increase and other deductions that arise in connection with the payment of the cash consideration under the TRA or the exchange of Retained OppFi Units for Class A Common Stock, would be more than the tax liability for the year taking into account such deductions. Payments under the TRA will not be due until the Company is able to reduce an actual cash tax liability by the amortization of the basis increase on a filed tax return. The payments under the TRA are expected to be substantial.

The Company accounts for the effects of the basis increases as follows:

•records an increase in deferred tax assets for the income tax effects of the increases in tax basis based on enacted federal and state income tax rates at the date of the exchange;

•the Company evaluates the ability to realize the full benefit represented by the deferred tax asset based on an analysis that will consider expectations of future earnings among other things. If the Company determines that the full benefit is not likely to be realized, a valuation allowance is established to reduce the amount of the deferred tax assets to an amount that is likely to be realized.

The Company records obligations under the TRA at the gross undiscounted amount of the expected future payments as an increase to liabilities and the realizable deferred tax asset with an offset to additional paid-in capital.
As of December 31, 2021, the Company’s liability related to its expected obligations under the TRA was $23.3 million with a corresponding deferred tax asset of $5.6 million. The remaining $17.7 million was recorded to additional paid-in capital.
Income taxes
Income taxes: OppFi-LLC is organized as a partnership for U.S. income tax purposes, and therefore is not subject to tax on its earnings, as the taxable income and deductions are passed to the Members who are responsible for income tax based upon their allocable share of OppFi-LLC's income. Following the Closing, the Company’s consolidated financial statements include the accounts of OppFi and OppFi-LLC. OppFi is subject to corporate income taxes in the United States based upon its activities and its allocable share of taxable income from OppFi-LLC at the federal and state level, therefore the amount of income taxes recorded prior to the Closing are not representative of the expenses expected in the future.

The computation of the effective tax rate and provision at each period requires the use of certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income that is subject to tax, and permanent differences between the Company’s GAAP earnings and taxable income. The estimates used to compute the provision for income taxes may change throughout the year as new events occur, additional information is obtained or as tax laws and regulations change. Accordingly, the effective tax rate for future periods may vary.

The Company accounts for income taxes pursuant to the asset and liability method which requires the recognition of current tax liabilities or receivables for the amount of taxes it estimates are payable or refundable for the current year, deferred tax assets and liabilities for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and their respective tax bases of assets and liabilities and the expected benefits of net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.

The benefit of tax positions taken or expected to be taken in the Company’s income tax returns is recognized in the financial statements if such positions are more likely than not of being sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carryover or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents a potential future obligation to the taxing authority for a tax position that was not recognized. Interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable and are recognized as general and administrative expenses.
Government regulation		Government regulation: The Company is subject to complex regulation, supervision and licensing under various federal, state, local statutes, ordinances, regulations, rules and guidance. The Company must comply with federal laws as well as regulations adopted to implement those laws. In July 2010, the U.S. Congress passed the Dodd-Frank Act, and Title X of the Dodd-Frank Act created the Consumer Financial Protection Bureau (“CFPB”), which regulates U.S. consumer financial products and services, including consumer loans offered by the Company. The CFPB has regulatory, supervisory and enforcement powers over providers of consumer financial products and services, including explicit supervisory authority to examine and require registration of such providers.
Noncontrolling interests	Noncontrolling interests: Noncontrolling interests are held by the Members, who retained 87.8% and 87.6% of the economic ownership percentage of OppFi-LLC as of March 31, 2022 and December 31, 2021, respectively. In accordance with the provisions of Accounting Standards Codification (“ASC”) 810, Consolidation, the Company classifies the noncontrolling interests as a component of stockholders’ equity in the consolidated balance sheets. Additionally, the Company has presented the net income attributable to OppFi and the noncontrolling ownership interests separately in the consolidated statements of operations.	Noncontrolling interests: Noncontrolling interests are held by the Members, who retained 87.6% of the economic ownership percentage of OppFi-LLC as of December 31, 2021. In accordance with the provisions of ASC 810, Consolidation, the Company classifies the noncontrolling interests as a component of stockholders’ equity in the consolidated balance sheets. Additionally, the Company has presented the net income attributable to the Company and the noncontrolling ownership interests separately in the consolidated statements of operations.
Fair value disclosure
Fair value disclosure: ASC 820, Fair Value Measurement, established a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs. Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability.

ASC 820 provides a framework for measuring fair value under generally accepted accounting principles. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the nature of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1 - Valuations for assets and liabilities traded in active exchange markets, such as the NYSE. Valuations are obtained     from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuations for assets and liabilities traded in less-active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.

Level 3 - Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

Emerging growth company	Emerging growth company: The Company is an emerging growth company as defined under the Jumpstart Our Business Startups Act of 2012 (“Jobs Act”). The Company is permitted to delay the adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements apply to private companies. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.	Emerging growth company: The Company is an emerging growth company as defined under the Jumpstart Our Business Startups Act of 2012 (“Jobs Act”). The Company is permitted to delay the adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements apply to private companies. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Accounting pronouncements issued and adopted and Accounting pronouncements issued and not yet adopted	Accounting pronouncements issued and adopted: In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) and issued certain transitional guidance and subsequent amendments between January 2018 and February 2020 (collectively, “Topic 842”). Under Topic 842, lessees are required to recognize lease assets and lease liabilities on the consolidated balance sheets for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. Per ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, issued June 2020, Topic 842, as amended, is effective for private companies for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As permitted for emerging growth companies, the Company adopted Topic 842 under the private company transition guidance, which was effective for the Company beginning on January 1, 2022. The Company utilized the effective date method, whereby the Company will continue to present prior period financial statements and disclosures under ASC 840. In addition, the Company has elected the package of practical expedients permitted under the transition guidance which, among other things, permits companies to not reassess prior conclusions on lease identification, lease classification, and initial direct costs. The Company also elected the practical expedient which permits the Company to combine lease and non-lease components and to exclude short-term leases, defined as having an initial term of twelve months or less, from the consolidated balance sheets. The adoption of Topic 842, as amended, resulted in the Company recording a right-of-use asset and lease liability related to the Company’s operating lease of its corporate headquarters totaling approximately $15.5 million and $18.0 million, respectively, on the Company’s consolidated balance sheet as of January 1, 2022. A decrease to deferred rent totaling approximately $2.5 million, which was previously included in accrued expenses on the consolidated balance sheet, was reclassified as an offset to the right-of-use asset upon adoption of Topic 842. The standard did not materially affect the Company's consolidated statements of operations or cash flows.
Accounting pronouncements issued and not yet adopted: In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The purpose of ASU No. 2020-04 is to provide optional guidance for a period of time related to accounting for reference rate reform on financial reporting. It is intended to reduce the potential burden of reviewing contract modifications related to discontinued rates. In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. The purpose of ASU No. 2021-01 is to expand guidance on contract modifications and hedge accounting. The amendments and expedients in these updates are effective as of March 12, 2020 through December 31, 2022 and may be elected by topic. The Company is currently evaluating the impact of ASU No. 2020-04 and 2021-01 on the Company’s consolidated financial statements.

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures. The purpose of ASU No. 2022-02 is to provide guidance on troubled debt restructuring accounting model for creditors that have adopted Topic 326. Additionally, the guidance expands on vintage disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2022, including interim periods within the annual reporting period. The Company is currently evaluating the impact of ASU No. 2022-02 on the Company’s consolidated financial statements.
Accounting pronouncements issued and adopted: In September 2016, the FASB issued ASU 2016-13. The amendments in ASU 2016‑13 replace the incurred loss impairment methodology in current GAAP with a methodology that reflects lifetime expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In April 2019 and November 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, respectively, which provide subsequent amendments to the initial guidance in ASU 2016‑13. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief, which provides entities that have certain instruments within the scope of ASC 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in ASC 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of ASU 2016-13.

The Company adopted ASU 2016-13 under the modified-retrospective method effective January 1, 2021 and elected the fair value option to account for installment finance receivables. The Company believes that the fair value option better reflects the value of its portfolio and its future economic performance as well as more closely aligns with the Company’s marginal decision-making processes that rely on risk based pricing and discounted cash flow methodologies. In accordance with the transition guidance, the Company (i) released the allowance for estimated losses on installment finance receivables at that date; (ii) released the unamortized net deferred origination costs at that date; (iii) released the reserve for repurchase liability on third-party lender losses; and (iv) measured the installment finance receivables at fair value. As a result of the adoption of this ASU, the Company’s finance receivables are carried at fair value with changes in fair value recognized directly in earnings and origination fees and costs are no longer eligible for deferral.

The following table summarizes the impact of adoption on the consolidated balance sheet as of January 1, 2021, as adjusted (in thousands):

Fair value adjustment to finance receivables	$23,584
Allowance for credit losses	55,031
Unamortized loan origination costs	(13,421)
Reserve for repurchase liability	4,241
Increase in retained earnings	$69,435

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customers Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which broadens the scope of existing guidance applicable to internal-use software development costs. The update requires costs to be capitalized or expensed based on the nature of the costs and the project stage in which they are incurred subject to amortization and impairment guidance consistent with existing internal-use software development cost guidance. The guidance is effective for annual reporting periods beginning after December 31, 2020, with early adoption permitted. The Company adopted ASU 2018-15 effective January 1, 2021. The adoption of ASU 2018-15 did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles of ASC 740, Income Taxes. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of ASC 740 by clarifying and amending existing guidance. The guidance is effective for annual reporting periods beginning after December 15, 2020 and early adoption is permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective, or prospective basis. The Company adopted ASU 2019-12 effective January 1, 2021. The adoption of ASU 2019-12 did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Accounting pronouncements issued and not yet adopted: In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) and issued certain transitional guidance and subsequent amendments between January 2018 and February 2020 within ASU No. 2017-13, ASU No. 2018-01, ASU No. 2018-10, ASU No. 2018-11, ASU No. 2018-20, ASU No. 2019-01, ASU No. 2019-10, ASU No. 2020-02, and ASU No. 2020-05 (collectively, “Topic 842”). Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. Per ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, issued June 2020, Topic 842, as amended, is effective for private companies for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As permitted for emerging growth companies, the Company will adopt Topic 842 under the private company transition guidance, which is effective for the Company beginning January 1, 2022. The Company will utilize the effective date method, whereby the Company will continue to present prior period financial statements and disclosures under ASC 840. In addition, the Company will elect the package of practical expedients permitted under the transition guidance which, among other things, permits companies to not reassess prior conclusions on lease identification, lease classification, and initial direct costs. The Company will also elect the practical expedient which permits the Company to combine lease and non-lease components and to exclude short-term leases, defined as having an initial term of twelve months or less, from the consolidated balance sheets.

Adoption of the new standard is expected to result in recording a right-of-use asset and lease liability related to the Company’s operating lease of its corporate headquarters totaling approximately $15.5 million and $18.0 million, respectively, on the Company’s consolidated balance sheet as of January 1, 2022. A decrease to deferred rent totaling approximately $2.5 million, which would previously be included in accrued expenses on the consolidated balance sheet, will offset the right-of-use asset. The standard will not materially affect the Company's consolidated statements of operations or cash flows.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The purpose of ASU 2020-04 is to provide optional guidance for a period of time related to accounting for reference rate reform on financial reporting. It is intended to reduce the potential burden of reviewing contract modifications related to discontinued rates. The amendments and expedients in this update are effective as of March 12, 2020 through December 31, 2022 and may be elected by topic. The Company is currently evaluating the impact on the Company’s consolidated financial statements.